United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
Institutional	FGLEX

Federated Emerging Markets Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	20.6%
Taiwan	9.4%
Thailand	8.6%
Brazil	7.4%
Austria	5.5%
South Korea	5.4%
Mexico	5.1%
Russia	4.0%
Turkey	3.4%
South Africa	3.3%
India	3.1%
Other[2]	5.7%
Other Security Types[3]	0.0%[4]
Cash Equivalents[5]	17.4%
Derivative Contracts[6]	0.1%
Other Assets and Liabilities—Net[7]	1.0%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classification constitute 81.5% of the Fund's total net assets. Remaining countries have been aggregated under the designation “Other.”
3	Other Security Types consist of Warrants.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2016, the Fund's sector classification composition8 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	23.9%
Information Technology	15.9%
Consumer Staples	8.7%
Consumer Discretionary	8.2%
Energy	5.3%
Materials	5.1%
Industrials	4.3%
Telecommunication Services	4.3%
Health Care	3.8%
Utilities	2.0%
Other Security Types[3]	0.0%[4]
Cash Equivalents[5]	17.4%
Derivative Contracts[6]	0.1%
Other Assets and Liabilities—Net[7]	1.0%
TOTAL	100.0%
8	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—81.5%
		Austria—5.5%
8,450		Erste Group Bank AG	$225,857
3,300		OMV AG	91,891
14,300		UNIQA Insurance Group AG	102,720
3,600		Voestalpine AG	123,120
10,000		Wienerberger AG	179,745
		TOTAL	723,333
		Brazil—7.4%
49,500		Ambev SA, ADR	260,370
22,792		Banco Bradesco SA, ADR	142,678
14,800		BB Seguridade Participacoes SA	111,647
3,100		BRF SA	39,179
8,929		Ez Tec Empreendimentos e Participacoes SA	38,942
17,277		Itau Unibanco Holding SA, ADR	138,389
16,500		Kroton Educacional SA	50,592
14,000		Lojas Renner SA	80,972
6,900	[1]	Petroleo Brasileiro SA, ADR	30,429
5,000		Raia Drogasil SA	79,892
		TOTAL	973,090
		China—20.6%
8,000		AAC Technologies Holdings Inc.	64,639
600	[1]	Alibaba Group Holding Ltd., ADR	49,200
36,000		ANTA Sports Products Ltd.	78,353
113,000		AviChina Industry & Technology Co. Ltd., Class H	78,856
800	[1]	Baidu, Inc., ADR	142,832
133,000		Beijing Capital International Airport Co. Ltd., Class H	143,536
340,000		China Construction Bank Corp., Class H	218,646
63,000		China Medical System Holding Ltd.	90,310
40,000		China Merchants Bank Co. Ltd., Class H	81,572
3,700		China Mobile Ltd., ADR	208,865
40,000		China Overseas Land & Investment Ltd.	119,500
16,000	[1,2,3]	Fuyao Glass Industry Group Co. Ltd., Class H	37,234
71,700		Great Wall Motor Co. Ltd., Class H	55,149
1,400		NetEase, Inc., ADR	248,976
14,500		New China Life Insurance Co. Ltd., Class H	49,732
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
27,500		Ping An Insurance (Group) Co. of China Ltd., Class H	$123,214
6,000		Shenzhou International Group Holdings Ltd.	30,077
184,000	[1]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	90,496
58,400		Sinopharm Group Co. Ltd., Class H	269,716
21,000		Techtronic Industries Co.	84,257
14,700		Tencent Holdings Ltd.	326,930
61,000		TravelSky Technology Ltd., Class H	115,831
		TOTAL	2,707,921
		Colombia—1.0%
3,700		Bancolombia SA	30,261
4,000		Ecopetrol SA, ADR	35,040
5,600		Grupo Argos SA	31,306
4,000		Grupo Nutresa SA	32,999
		TOTAL	129,606
		Czech Republic—1.8%
1,700		CEZ AS	30,799
5,200		Komercni Banka AS	203,997
		TOTAL	234,796
		Hungary—2.4%
2,000		MOL Hungarian Oil & Gas PLC	109,875
8,800		OTP Bank PLC	212,441
		TOTAL	322,316
		India—3.1%
1,500	[2]	Axis Bank Ltd., GDR	58,050
14,000		ICICI Bank Ltd., ADR	100,660
5,950		Infosys Ltd., ADR	115,668
2,900	[2,3]	Reliance Industries Ltd., GDR	82,234
1,500	[1]	WNS Holdings Ltd., ADR	45,750
		TOTAL	402,362
		Mexico—5.1%
31,000		Alsea SAB de CV	117,471
13,700		Fibra Uno Administracion SA de CV	29,587
1,000		Fomento Economico Mexicano SAB de CV, ADR	90,680
600		Grupo Aeroportuario del Sureste SAB de CV, ADR	94,434
21,400		Grupo Financiero Banorte SAB de CV, Class O	112,097
40,000		Grupo Lala SAB de CV	96,160
12,000		Infraestructura Energetica Nova SAB de CV	47,586
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—continued
34,000		Wal-Mart de Mexico SAB de CV	$79,120
		TOTAL	667,135
		Romania—0.5%
13,000		BRD-Groupe Societe Generale SA	29,920
4,000		Cineworld Group PLC	32,650
		TOTAL	62,570
		Russia—4.0%
18,000		Gazprom PAO, ADR	78,367
1,200		Lukoil PJSC, ADR	46,164
3,800		MMC Norilsk Nickel PJSC, ADR	52,402
600	[2]	Novatek OAO, GDR	60,124
15,000	[2]	Rosneft OAO, GDR	72,256
21,000		Sberbank of Russia PJSC, ADR	175,980
1,900	[1,2]	X5 Retail Group NV, GDR	37,141
		TOTAL	522,434
		South Africa—3.3%
1,500		Aspen Pharmacare Holdings Ltd.	30,682
14,500		AVI Ltd.	77,499
32,000		FirstRand Ltd.	86,340
4,200		Mr. Price Group Ltd.	49,286
500		Naspers Ltd., Class N	73,343
2,000		Nedbank Group Ltd.	22,476
19,000		RMB Holdings Ltd.	63,756
6,000		Steinhoff International Holdings NV	35,213
		TOTAL	438,595
		South Korea—5.4%
375		Hyundai Motor Co.	43,794
923		Kia Motors Corp.	36,072
3,350		Korea Electric Power Corp.	176,554
250		Samsung Electronics Co. Ltd.	270,209
1,800		Shinhan Financial Group Co. Ltd., ADR	59,940
1,200		SK Hynix, Inc.	28,940
4,700		SK Telecom Co. Ltd., ADR	97,901
		TOTAL	713,410
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—9.4%
3,000		Catcher Technology Co. Ltd.	$22,673
30,000		Chicony Electronics Co. Ltd.	72,042
52,000		China Life Insurance Co. Ltd.	39,568
45,000		Chunghwa Telecom Co. Ltd.	151,818
127,165		First Financial Holding Co. Ltd.	64,249
23,820		Hon Hai Precision Industry Co. Ltd.	58,361
60,000		Lite-On Technology Corp.	77,075
25,000		Nan Ya Plastics Corp.	47,540
10,000		Pegatron Corp.	20,856
50,000		Pou Chen Corp.	66,879
11,000		President Chain Store Corp.	83,272
68,000		Taiwan Semiconductor Manufacturing Co. Ltd.	325,816
43,200		Uni-President Enterprises Corp.	82,138
48,000		United Microelectronics Corp.	17,913
78,000		WPG Holdings Co. Ltd.	85,604
59,180		Yuanta Financial Holding Co. Ltd.	19,910
		TOTAL	1,235,714
		Thailand—8.6%
12,900		Advanced Info Service PCL, GDR	59,503
12,800		Airports of Thailand PCL, GDR	141,919
167,200		Bangkok Dusit Medical Services PCL, GDR	112,676
59,900		Central Pattana PCL, GDR	96,770
50,800		CP ALL PCL, GDR	70,654
26,600		Kasikornbank PCL, GDR	129,487
184,140		Minor International PCL, GDR	202,045
6,500		PTT PCL, GDR	54,602
11,200		Siam Cement PCL, GDR	151,611
30,800		Siam Commercial Bank PCL, GDR	115,447
		TOTAL	1,134,714
		Turkey—3.4%
21,000		Akbank TAS	56,547
6,000	[1]	Arcelik AS	39,800
35,000		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,933
12,600		Haci Omer Sabanci Holding AS	39,140
17,000		KOC Holding AS	75,320
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Turkey—continued
5,000		Tofas Turk Otomobil Fabrikasi AS	$37,403
1,600	[1]	Tupras Turkiye Petrol Rafinerileri AS	36,034
4,600	[1]	Turkcell Iletisim Hizmetleri AS, ADR	42,320
35,000		Turkiye Is Bankasi (Isbank), Class C	53,333
26,000		Turkiye Sise ve Cam Fabrikalari AS	30,943
		TOTAL	442,773
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,743,454)	10,710,769
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0)	725
		INVESTMENT COMPANY—17.4%
		United States—17.4%
2,284,798	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[5] (AT NET ASSET VALUE)	2,284,798
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $13,028,252)[6]	12,996,292
		OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	150,563
		TOTAL NET ASSETS—100%	$13,146,855
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1H-SHARES Index, Long Futures	10	$542,290	June 2016	$11,661
1KOSPI2 Index, Long Futures	3	$306,280	June 2016	$(101)
1MSCI TAIWAN Index, Long Futures	20	$623,600	June 2016	$12,265
1WIG20 Index, Long Futures	52	$479,176	June 2016	$(20,372)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,453
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At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/24/2016	JPMorgan	9,575,000 MXN	$510,361	$3,676
Contracts Sold:
6/15/2016	JPMorgan	575,000 EUR	$639,091	$(1,053)
8/29/2016	Bank of America	3,380,000 CNH	$512,238	$1,200
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,823
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $347,039, which represented 2.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $119,468, which represented 0.9% of total net assets.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$3,156,489	$7,554,280[1]	$—	$10,710,769
Warrants	725	—	—	725
Investment Company	2,284,798	—	—	2,284,798
TOTAL SECURITIES	$5,442,012	$7,554,280	$—	$12,996,292
Other Financial Instruments:[2]
Assets	$23,926	$4,876	$—	$28,802
Liabilities	(20,473)	(1,053)	—	(21,526)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,453	$3,823	$—	$7,276
1	Includes $35,130 of a security transferred from Level 3 to Level 2 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
2	Other Financial Instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
EUR	—Euro
GDR	—Global Depositary Receipt
MXN	—Mexican Peso
PJSC	—Public Joint Stock Company
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,				Period Ended 11/30/2011[1]
		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.08	$12.61	$13.30	$11.05	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.05	0.08	0.14	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.04)	(2.05)	(0.23)	2.24	1.27	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.01	(1.97)	(0.09)	2.39	1.41	(0.31)
Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.13)	(0.13)	(0.03)	(0.02)
Distributions from net realized gain on investments	—	(2.47)	(0.47)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.07)	(2.56)	(0.60)	(0.14)	(0.03)	(0.02)
Net Asset Value, End of Period	$8.02	$8.08	$12.61	$13.30	$11.05	$9.67
Total Return[2]	0.12%	(18.66)%	(0.67)%	21.81%	14.69%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.15%	1.15%	1.15%	1.15%	1.15%[3]
Net investment income	1.16%[3]	1.04%	1.11%	1.22%	1.31%	1.14%[3]
Expense waiver/reimbursement[4]	1.98%[3]	1.74%	2.22%	1.63%	2.99%	3.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,147	$14,463	$10,335	$13,638	$11,155	$9,695
Portfolio turnover	22%	64%	118%	48%	51%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $2,284,798 of investment in an affiliated holding (Note 5) (identified cost $13,028,252)		$12,996,292
Restricted cash (Note 2)		152,316
Cash denominated in foreign currencies (identified cost $36,100)		35,546
Cash		27,874
Income receivable		26,546
Receivable for investments sold		15,052
Receivable for daily variation margin on futures contracts		6,666
Unrealized appreciation on foreign exchange contracts		4,876
Receivable for shares sold		100
TOTAL ASSETS		13,265,268
Liabilities:
Payable for capital gains taxes withheld	$18,805
Payable for investments purchased	15,052
Unrealized depreciation on foreign exchange contracts	1,053
Payable for portfolio accounting fees	43,955
Payable for custodian fees	20,086
Payable for auditing fees	13,373
Payable to adviser (Note 5)	1,665
Accrued expenses (Note 5)	4,424
TOTAL LIABILITIES		118,413
Net assets for 1,640,071 shares outstanding		$13,146,855
Net Assets Consists of:
Paid-in capital		$15,662,776
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(26,483)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(2,563,242)
Undistributed net investment income		73,804
TOTAL NET ASSETS		$13,146,855
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$13,146,855 ÷ 1,640,071 shares outstanding, no par value, unlimited shares authorized		$8.02
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $3,972 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $15,611)			$147,621
Expenses:
Investment adviser fee (Note 5)		$57,508
Administrative fee (Note 5)		4,997
Custodian fees		24,189
Transfer agent fees		3,553
Directors'/Trustees' fees (Note 5)		308
Auditing fees		14,057
Legal fees		3,212
Portfolio accounting fees		66,203
Share registration costs		11,857
Printing and postage		8,378
Miscellaneous (Note 5)		6,165
TOTAL EXPENSES		200,427
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(57,508)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(69,134)
TOTAL WAIVERS AND REIMBURSEMENTS		(126,642)
Net expenses			73,785
Net investment income			73,836
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(732,520)
Net realized loss on futures contracts			(116,578)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			636,232
Net change in unrealized depreciation of futures contracts			105,911
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(106,955)
Change in net assets resulting from operations			$(33,119)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,836	$143,295
Net realized loss on investments, futures contracts and foreign currency transactions	(849,098)	(1,730,666)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	742,143	(1,218,852)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(33,119)	(2,806,223)
Distributions to Shareholders:
Distributions from net investment income	(119,280)	(77,600)
Distributions from net realized gain on investments	—	(2,114,310)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(119,280)	(2,191,910)
Share Transactions:
Proceeds from sale of shares	861,413	12,272,565
Net asset value of shares issued to shareholders in payment of distributions declared	114,517	2,186,130
Cost of shares redeemed	(2,139,538)	(5,332,470)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,163,608)	9,126,225
Change in net assets	(1,316,007)	4,128,092
Net Assets:
Beginning of period	14,462,862	10,334,770
End of period (including undistributed net investment income of $73,804 and $119,248, respectively)	$13,146,855	$14,462,862
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waivers and reimbursements of $126,642 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended May 31, 2016, an unaffiliated third-party waived $11,070 of portfolio accounting fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May, 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk, currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,876,642. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $12,732 and $33,534, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2016, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014	$38,025	$58,050
NovaTek OAO, GDR	8/12/2015	$57,607	$60,124
Rosneft Oil Co., GDR	8/12/2015	$54,330	$72,256
X5 Retail Group NV, GDR	8/11/2015	$34,637	$37,141
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$4,876	Unrealized depreciation on foreign exchange contracts	$1,053
Equity contracts	Receivable for daily variation margin on futures contracts	3,453*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$8,329		$1,053
*	Includes cumulative unrealized appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$23,790	$23,790
Equity contracts	$(116,578)	$—	$(116,578)
TOTAL	$(116,578)	$23,790	$(92,788)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$(99,691)	$(99,691)
Equity contracts	$105,911	$—	$105,911
TOTAL	$105,911	$(99,691)	$6,220
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2016	Year Ended 11/30/2015
Shares sold	112,455	1,311,930
Shares issued to shareholders in payment of distributions declared	14,644	230,361
Shares redeemed	(277,128)	(571,483)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(150,029)	970,808
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $13,028,252. The net unrealized depreciation of investments for federal tax purposes excluding any, unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $31,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,002,555 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,034,515.
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At November 30, 2015, the Fund had a capital loss carryforward of $1,622,225 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,427,994	$194,231	$1,622,225
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2016, the Adviser voluntarily waived $56,346 of its fee and voluntarily reimbursed $58,064 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $1,162. Transactions involving the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	2,113,723
Purchases/Additions	4,094,472
Sales/Reductions	(3,923,397)
Balance of Shares Held 5/31/2016	2,284,798
Value	$2,284,798
Dividend Income	$3,972
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$2,429,779
Sales	$3,882,948
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,001.20	$5.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.25	$5.81
1	Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Emerging Markets Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
28

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report
29

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Emerging Markets Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450777 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX
R6	ICRSX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	19.7%
Germany	12.8%
Netherlands	9.7%
Denmark	9.0%
Sweden	8.1%
Mexico	7.7%
Norway	6.4%
Taiwan	4.9%
Austria	3.6%
Italy	2.7%
Thailand	2.4%
Czech Republic	1.2%
Hungary	1.1%
Portugal	0.4%
Belgium	0.3%
Securities Lending Collateral[2]	0.2%
Cash Equivalents[3]	9.9%
Derivative Contracts[4]	(0.9)%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
Semi-Annual Shareholder Report

At May 31, 2016, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	22.6%
Consumer Discretionary	18.5%
Industrials	11.4%
Consumer Staples	8.7%
Information Technology	7.3%
Health Care	6.8%
Materials	5.9%
Energy	4.5%
Telecommunication Services	2.3%
Utilities	2.0%
Securities Lending Collateral[2]	0.2%
Cash Equivalents[3]	9.9%
Derivative Contracts[4]	(0.9)%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Except for, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—90.0%
		Austria—3.6%
74,000	[1]	Erste Group Bank AG	$1,977,921
24,000		OMV AG	668,301
107,700		UNIQA Insurance Group AG	773,628
39,300		Voestalpine AG	1,344,060
71,484		Wienerberger AG	1,284,887
		TOTAL	6,048,797
		Belgium—0.3%
4,500		Anheuser-Busch InBev NV	568,324
		Czech Republic—1.2%
48,000		CEZ AS	869,606
30,500		Komercni Banka AS	1,196,524
		TOTAL	2,066,130
		Denmark—9.0%
4,500		Carlsberg A/S, Class B	433,308
125,200		Danske Bank A/S	3,603,622
38,932		DSV A/S	1,772,120
43,000		ISS A/S	1,732,008
18,129		NKT Holding A/S	995,113
67,100		Novo Nordisk A/S, ADR	3,760,284
24,050		Sydbank A/S	684,606
31,600		Vestas Wind Systems A/S	2,257,451
		TOTAL	15,238,512
		Germany—12.8%
16,600		Allianz SE	2,707,108
15,300		BASF SE	1,181,119
9,100		Bayer AG	866,813
37,700		Daimler AG	2,572,707
60,703	[2,3]	Deutsche Pfandbriefbank AG	692,619
157,500		Deutsche Telekom AG	2,778,418
49,800	[1]	Dialog Semiconductor PLC	1,578,821
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
10,000		HeidelbergCement AG	$855,242
6,400		Henkel AG & Co. KGaA	746,055
61,000	[1]	ProSiebenSat.1 Media SE	3,064,906
27,000		SAP SE	2,192,184
10,100		Siemens AG	1,086,546
20,500		Symrise AG	1,285,377
		TOTAL	21,607,915
		Hungary—1.1%
9,900		MOL Hungarian Oil & Gas PLC	543,879
56,300		OTP Bank PLC	1,359,141
		TOTAL	1,903,020
		Italy—2.7%
30,400		Azimut Holding SpA	667,439
144,100		Cerved Information Solutions SpA	1,198,856
9,094		Ferrari NV	385,158
90,943		Fiat Chrysler Automobiles NV	647,856
16,000		Luxottica Group SpA	867,162
6,161	[1]	Rizzoli Corriere Della Sera Mediagroup SpA	5,221
25,000	[1]	Yoox Net-A-Porter Group SpA	700,974
		TOTAL	4,472,666
		Japan—19.7%
46,500		Aisin Seiki Co. Ltd.	1,905,232
40,200		Alps Electric Co. Ltd.	798,871
406,000		ANA Holdings, Inc.	1,182,096
101,300		Chugai Pharmaceutical Co. Ltd.	3,531,353
19,300		Disco Corp.	1,817,457
30,000		Don Quijote Holdings Co. Ltd.	957,557
37,000		Doutor Nichires Holdings Co. Ltd.	617,083
47,000		Fuji Heavy Industries Ltd.	1,742,967
61,600		Honda Motor Co. Ltd.	1,725,349
123		Hoshino Resorts REIT, Inc.	1,474,061
34,100		Japan Airlines Co. Ltd.	1,163,150
2,100	[4]	Japan Hotel REIT Investment Corp.	1,819,024
72,000		Kubota Corp.	1,049,329
57,000	[4]	Kyowa Hakko Kirin Co. Ltd.	1,029,770
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
31,200		Oriental Land Co. Ltd.	$2,045,042
510,000		Osaka Gas Co. Ltd.	1,906,555
51,700		Resorttrust, Inc.	1,080,597
156,200		Sekisui House Ltd.	2,779,612
38,400		Shionogi and Co. Ltd.	2,147,767
44,400		Sumitomo Mitsui Financial Group, Inc.	1,431,519
70,000		Yamaha Motor Co. Ltd.	1,224,616
		TOTAL	33,429,007
		Mexico—7.7%
630,000		Alpek SAB de CV	943,801
375,000		Alsea SAB de CV	1,421,025
100,000	[1]	Cemex SAB de CV, ADR	636,000
323,900		Fibra Uno Administracion SA de CV	699,508
10,500		Fomento Economico Mexicano SAB de CV, ADR	952,140
46,000		Gruma SAB de CV, Class B	658,145
6,900	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,085,991
535,000		Grupo Financiero Banorte SAB de CV	2,802,433
96,500		Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	871,395
435,000		Grupo Lala SAB de CV	1,045,739
152,000		Infraestructura Energetica Nova SAB de CV	602,754
575,000		Wal-Mart de Mexico SAB de CV	1,338,061
		TOTAL	13,056,992
		Netherlands—9.7%
52,400	[2,3]	ABN AMRO Group NV, GDR	1,066,598
6,046		Akzo Nobel NV	409,792
9,300		ASML Holding NV	929,814
18,000	[2,3]	Grandvision NV	497,382
28,700		Heineken NV	2,664,097
181,000		ING Groep NV	2,245,687
50,106	[1,2,3]	Intertrust NV	988,598
55,600		Koninklijke Philips NV	1,497,106
35,000		NN Group NV	1,166,709
9,700		Randstad Holdings NV	523,466
466		Royal Dutch Shell PLC, Class A	11,190
48,382		Royal Dutch Shell PLC, Class A, ADR	2,346,043
46,901		Unilever NV	2,105,022
		TOTAL	16,451,504
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—6.4%
112,377		DNB ASA	$1,434,948
35,000	[1]	Marine Harvest ASA	583,333
41,900		Royal Caribbean Cruises Ltd.	3,242,641
221,043		Statoil ASA	3,489,881
45,000		Tomra Systems ASA	499,380
43,242		Yara International ASA	1,554,522
		TOTAL	10,804,705
		Portugal—0.4%
40,000		Jeronimo Martins SGPS SA	647,201
		Sweden—8.1%
83,800		Hennes & Mauritz AB, Class B	2,568,663
240,200		Husqvarna AB, Class B	1,904,946
153,067	[2,3,4]	Nordax Group AB	782,861
108,000		Nordea Bank AB	1,047,059
132,600		Peab AB	1,092,079
150,400		Skandinaviska Enskilda Banken AB, Class A	1,438,880
45,000		SKF AB, Class B	792,160
67,043		Swedbank AB, Class A	1,474,437
111,000		Telefonaktiebolaget LM Ericsson, Class B	854,399
162,200		Volvo AB, Class B	1,803,957
		TOTAL	13,759,441
		Taiwan—4.9%
1,540,000		Chang Hwa Commercial Bank Ltd.	780,120
700,000		China Life Insurance Co. Ltd.	532,651
250,000		Chunghwa Telecom Co. Ltd.	843,434
890,000		First Financial Holding Co. Ltd.	449,668
227,725		Hon Hai Precision Industry Co. Ltd.	557,948
512,000		Lite-On Technology Corp.	657,705
225,000		Pegatron Corp.	469,251
320,000		Pou Chen Corp.	428,027
76,000		President Chain Store Corp.	575,332
514,000		Taiwan Semiconductor Manufacturing Co. Ltd.	2,462,783
300,000		Uni-President Enterprises Corp.	570,401
		TOTAL	8,327,320
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Thailand—2.4%
70,500	Advanced Info Service PCL, GDR	$325,192
68,800	Airports of Thailand PCL, GDR	762,817
382,600	Bangkok Dusit Medical Services PCL, GDR	257,835
128,600	Central Pattana PCL, GDR	207,757
308,700	CP ALL PCL, GDR	429,348
79,200	Kasikornbank PCL, GDR	385,540
390,800	Minor International PCL, GDR	428,799
61,800	PTT PCL, GDR	519,141
37,800	Siam Cement PCL, GDR	511,685
69,400	Siam Commercial Bank PCL, GDR	260,130
	TOTAL	4,088,244
	TOTAL COMMON STOCKS (IDENTIFIED COST $145,367,780)	152,469,778
	INVESTMENT COMPANIES—10.1%[5]
356,930	Federated Institutional Money Market Management, Institutional Shares, 0.46%[6] (purchased with proceeds from securities lending collateral)	356,930
16,758,503	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[6]	16,758,503
	TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	17,115,433
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $162,483,213)[7]	169,585,211
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[8]	(185,747)
	TOTAL NET ASSETS—100%	$169,399,464
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1BIST 30 Index, Long Futures	617	$2,007,481	June 2016	$(217,388)
1KOSPI 200 Index, Long Futures	45	$4,594,206	June 2016	$(76,916)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(294,304)
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
6/15/2016	HSBC	840,615,000 JPY	$7,796,611	$(200,904)
7/28/2016	Goldman Sachs	11,070,000 CHF	$11,402,967	$(235,789)
Contracts Sold:
6/15/2016	Citibank	15,261,000 EUR	$16,970,011	$(19,981)
6/15/2016	HSBC	1,767,840,000 JPY	$15,575,134	$(398,877)
6/15/2016	JPMorgan	309,000 EUR	$343,467	$(541)
7/28/2016	Goldman Sachs	$8,800,000	6,036,825 GBP	$(53,218)
7/28/2016	Goldman Sachs	$4,563,000	5,916,676 AUD	$(295,832)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,205,142)
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $4,028,058, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $4,028,058, which represented 2.4% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holdings.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$23,335,774	$129,134,004	$—	$152,469,778
Investment Companies	17,115,433	—	—	17,115,433
TOTAL SECURITIES	$40,451,207	$129,134,004	$—	$169,585,211
Other Financial Instruments:*
Assets	$—	$—	$—	$—
Liabilities	(294,304)	(1,205,142)	—	(1,499,446)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(294,304)	$(1,205,142)	$—	$(1,499,446)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great British Pound
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.84	$50.08	$55.05	$48.01	$42.91	$45.68
Income From Investment Operations:
Net investment income[1]	0.48	0.60	0.55	0.56	0.68	0.60
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3.24)	(1.64)	(4.87)	7.02	4.89	(3.09)
TOTAL FROM INVESTMENT OPERATIONS	(2.76)	(1.04)	(4.32)	7.58	5.57	(2.49)
Less Distributions:
Distributions from net investment income	(0.92)	(0.20)	(0.65)	(0.54)	(0.47)	(0.28)
Net Asset Value, End of Period	$45.16	$48.84	$50.08	$55.05	$48.01	$42.91
Total Return[2]	(5.76)%	(2.08)%	(7.93)%	15.91%	13.20%	(5.54)%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.30%[4]	1.29%	1.40%	1.48%	1.48%[4]
Net investment income	2.13%[3]	1.19%	1.03%	1.11%	1.52%	1.21%
Expense waiver/reimbursement[5]	0.40% [3]	0.30%	0.21%	0.11%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,631	$79,404	$112,358	$296,381	$262,870	$290,181
Portfolio turnover	14%	49%	64%	58%	54%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.30% and 1.48% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.42	$49.85	$54.75	$47.72	$42.59	$45.45
Income From Investment Operations:
Net investment income[1]	0.29	0.23	0.19	0.18	0.31	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	(3.23)	(1.66)	(4.91)	6.95	4.93	(3.01)
TOTAL FROM INVESTMENT OPERATIONS	(2.94)	(1.43)	(4.72)	7.13	5.24	(2.86)
Less Distributions:
Distributions from net investment income	(0.52)	—	(0.18)	(0.10)	(0.11)	—
Net Asset Value, End of Period	$44.96	$48.42	$49.85	$54.75	$47.72	$42.59
Total Return[2]	(6.14)%	(2.87)%	(8.65)%	14.97%	12.34%	(6.29)%
Ratios to Average Net Assets:
Net expenses	2.09%[3]	2.09%[4]	2.09%	2.20%	2.27%	2.27%[4]
Net investment income	1.29%[3]	0.46%	0.35%	0.35%	0.69%	0.30%
Expense waiver/reimbursement[5]	0.47%[3]	0.37%	0.29%	0.23%	0.23%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,497	$5,003	$6,927	$9,482	$10,583	$12,734
Portfolio turnover	14%	49%	64%	58%	54%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.09% and 2.27% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.23	$49.65	$54.58	$47.61	$42.49	$45.34
Income From Investment Operations:
Net investment income[1]	0.32	0.22	0.19	0.17	0.30	0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3.25)	(1.64)	(4.89)	6.95	4.93	(2.99)
TOTAL FROM INVESTMENT OPERATIONS	(2.93)	(1.42)	(4.70)	7.12	5.23	(2.85)
Less Distributions:
Distributions from net investment income	(0.57)	—	(0.23)	(0.15)	(0.11)	—
Net Asset Value, End of Period	$44.73	$48.23	$49.65	$54.58	$47.61	$42.49
Total Return[2]	(6.15)%	(2.86)%	(8.65)%	14.98%	12.34%	(6.29)%
Ratios to Average Net Assets:
Net expenses	2.08%[3]	2.07%[4]	2.07%	2.19%	2.27%	2.27%[4]
Net investment income	1.44%[3]	0.43%	0.36%	0.33%	0.67%	0.29%
Expense waiver/reimbursement[5]	0.33% [3]	0.27%	0.20%	0.11%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,399	$26,696	$32,783	$44,764	$43,430	$47,097
Portfolio turnover	14%	49%	64%	58%	54%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.07% and 2.27% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.38	$49.47	$54.03	$47.18	$42.28	$45.02
Income From Investment Operations:
Net investment income[1]	0.47	0.57	0.62	0.67	0.55	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3.24)	(1.66)	(4.89)	6.65	4.85	(2.97)
TOTAL FROM INVESTMENT OPERATIONS	(2.77)	(1.09)	(4.27)	7.32	5.40	(2.54)
Less Distributions:
Distributions from net investment income	(0.97)	—	(0.29)	(0.47)	(0.50)	(0.20)
Net Asset Value, End of Period	$44.64	$48.38	$49.47	$54.03	$47.18	$42.28
Total Return[2]	(5.85)%	(2.20)%	(7.94)%	15.64%	13.00%	(5.71)%
Ratios to Average Net Assets:
Net expenses	1.45%[3]	1.34%[4]	1.30%	1.64%	1.67%	1.67%[4]
Net investment income	2.10%[3]	1.14%	1.18%	1.34%	1.24%	0.92%
Expense waiver/reimbursement[5]	0.64% [3]	0.61%	0.45%	0.41%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,538	$1,683	$2,110	$5,643	$37,967	$33,219
Portfolio turnover	14%	49%	64%	58%	54%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.34% and 1.67% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.72	$50.05	$55.01	$47.98	$43.00	$45.76
Income From Investment Operations:
Net investment income[1]	0.58	0.80	0.79	0.73	0.78	0.67
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3.26)	(1.67)	(4.94)	6.99	4.92	(3.01)
TOTAL FROM INVESTMENT OPERATIONS	(2.68)	(0.87)	(4.15)	7.72	5.70	(2.34)
Less Distributions:
Distributions from net investment income	(1.09)	(0.46)	(0.81)	(0.69)	(0.72)	(0.42)
Net Asset Value, End of Period	$44.95	$48.72	$50.05	$55.01	$47.98	$43.00
Total Return[2]	(5.62)%	(1.75)%	(7.64)%	16.27%	13.56%	(5.24)%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.99%[4]	0.99%	1.09%	1.17%	1.17%[4]
Net investment income	2.59%[3]	1.59%	1.50%	1.49%	1.73%	1.38%
Expense waiver/reimbursement[5]	0.33% [3]	0.27%	0.20%	0.13%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,960	$77,569	$152,673	$275,579	$193,171	$164,416
Portfolio turnover	14%	49%	64%	58%	54%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.99% and 1.17% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	The expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,		Period Ended 11/30/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$48.85	$50.21	$55.05	$51.01
Income From Investment Operations:
Net investment income (loss)[2]	0.59	0.79	1.07	(0.06)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3.27)	(1.67)	(5.26)	4.10
TOTAL FROM INVESTMENT OPERATIONS	(2.68)	(0.88)	(4.19)	4.04
Less Distributions:
Distributions from net investment income	(1.10)	(0.48)	(0.65)	—
Net Asset Value, End of Period	$45.07	$48.85	$50.21	$55.05
Total Return[3]	(5.60)%	(1.76)%	(7.69)%	7.92%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.95%[5]	0.95%	0.94%[4]
Net investment income (loss)	2.65%[4]	1.58%	2.04%	(0.36)%[4]
Expense waiver/reimbursement[6]	0.32%[4]	0.27%	0.21%	—%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,374	$5,707	$6,287	$0[7]
Portfolio turnover	14%	49%	64%	58%[8]
1	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95% for the year ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investments in securities, at value including $340,946 of securities loaned and $17,115,433 of investment in affiliated holdings (Note 5) (identified cost $162,483,213)		$169,585,211
Restricted cash (Note 2)		614,909
Cash denominated in foreign currencies (identified cost $139,435)		138,883
Income receivable		879,357
Receivable for shares sold		72,101
Receivable for investments sold		28,925
Receivable for daily variation margin on futures contracts		16,385
Other assets		1,915
TOTAL ASSETS		171,337,686
Liabilities:
Unrealized depreciation on foreign exchange contracts	$1,205,142
Payable for collateral due to broker for securities lending	356,930
Payable for shares redeemed	126,102
Payable for investments purchased	28,925
Payable for capital gains taxes withheld	6,268
Payable for transfer agent fee (Notes 2 and 5)	64,382
Payable for portfolio accounting fees	50,276
Payable for distribution services fee (Note 5)	16,852
Payable for other service fees (Notes 2 and 5)	14,132
Payable for investment adviser fee (Note 5)	2,676
Payable for administrative fee (Note 5)	363
Accrued expenses (Note 5)	66,174
TOTAL LIABILITIES		1,938,222
Net assets for 3,764,215 shares outstanding		$169,399,464
Net Assets Consists of:
Paid-in capital		$420,370,619
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		5,585,417
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(258,009,154)
Undistributed net investment income		1,452,582
TOTAL NET ASSETS		$169,399,464
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($63,631,135 ÷ 1,408,967 shares outstanding), no par value, unlimited shares authorized	$45.16
Offering price per share (100/94.50 of $45.16)	$47.79
Redemption proceeds per share	$45.16
Class B Shares:
Net asset value per share ($3,496,854 ÷ 77,782 shares outstanding), no par value, unlimited shares authorized	$44.96
Offering price per share	$44.96
Redemption proceeds per share (94.50/100 of $44.96)	$42.49
Class C Shares:
Net asset value per share ($22,398,739 ÷ 500,705 shares outstanding), no par value, unlimited shares authorized	$44.73
Offering price per share	$44.73
Redemption proceeds per share (99.00/100 of $44.73)	$44.28
Class R Shares:
Net asset value per share ($1,538,329 ÷ 34,459 shares outstanding), no par value, unlimited shares authorized	$44.64
Offering price per share	$44.64
Redemption proceeds per share	$44.64
Institutional Shares:
Net asset value per share ($72,960,481 ÷ 1,623,073 shares outstanding), no par value, unlimited shares authorized	$44.95
Offering price per share	$44.95
Redemption proceeds per share	$44.95
Class R6 Shares:
Net asset value per share ($5,373,926 ÷ 119,229 shares outstanding), no par value, unlimited shares authorized	$45.07
Offering price per share	$45.07
Redemption proceeds per share	$45.07
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $17,616 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $250,921)			$2,136,167
Interest (income on securities loaned)			964,805
TOTAL INCOME			3,100,972
Expenses:
Investment adviser fee (Note 5)		$797,161
Administrative fee (Note 5)		69,264
Custodian fees		42,585
Transfer agent fees (Notes 2 and 5)		157,415
Directors'/Trustees' fees (Note 5)		959
Auditing fees		13,944
Legal fees		3,499
Distribution services fee (Note 5)		107,666
Other service fees (Notes 2 and 5)		120,428
Portfolio accounting fees		73,484
Share registration costs		36,220
Printing and postage		19,844
Miscellaneous (Note 5)		9,509
TOTAL EXPENSES		1,451,978
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(270,618)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(49,488)
TOTAL WAIVERS AND REIMBURSEMENTS		(320,106)
Net expenses			1,131,872
Net investment income			1,969,100
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,133,450
Net realized gain on futures contracts			72,716
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(16,780,430)
Net change in unrealized depreciation of futures contracts			(186,166)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(13,760,430)
Change in net assets resulting from operations			$(11,791,330)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,969,100	$3,148,450
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,206,166	(3,185,168)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(16,966,596)	(1,668,141)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,791,330)	(1,704,859)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,478,071)	(425,762)
Class B Shares	(51,576)	—
Class C Shares	(308,180)	—
Class R Shares	(33,213)	—
Institutional Shares	(1,770,112)	(1,325,640)
Class R6 Shares	(129,260)	(59,967)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,770,412)	(1,811,369)
Share Transactions:
Proceeds from sale of shares	17,933,547	33,457,714
Net asset value of shares issued to shareholders in payment of distributions declared	3,053,770	1,196,167
Cost of shares redeemed	(32,087,910)	(148,213,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,100,593)	(113,559,281)
Change in net assets	(26,662,335)	(117,075,509)
Net Assets:
Beginning of period	196,061,799	313,137,308
End of period (including undistributed net investment income of $1,452,582 and $3,253,894, respectively)	$169,399,464	$196,061,799
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. On June 1, 2015, Class B Shares were closed to new accounts/investors and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to seek long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Semi-Annual Shareholder Report

Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $320,106 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2016, an unaffiliated third-party waived $12,353 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the six months ended May 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$82,862	$(26,986)
Class B Shares	7,062	(3,039)
Class C Shares	25,162	(1,466)
Class R Shares	2,952	(562)
Institutional Shares	37,760	(3,203)
Class R6 Shares	1,617	—
TOTAL	$157,415	$(35,256)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$85,792
Class B Shares	5,007
Class C Shares	29,629
TOTAL	$120,428
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,070,397 and $833,786, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk, currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $3,309,174. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally,
Semi-Annual Shareholder Report

the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2016, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$340,946	$356,930
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts		$—	Unrealized depreciation on foreign exchange contracts	$ 1,205,142
Equity contracts	Receivable for daily variation margin on futures contracts	$(294,304)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(294,304)		$1,205,142
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Equity contracts	$72,716	$—	$72,716
Foreign exchange contracts	—	(403,789)	(403,789)
TOTAL	$72,716	$(403,789)	$(331,073)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Equity contracts	$(186,166)	$—	$(186,166)
Foreign exchange contracts	—	(3,571,337)	(3,571,337)
TOTAL	$ (186,166)	$(3,571,337)	$(3,757,503)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	94,276	$4,187,825	265,314	$13,430,095
Shares issued to shareholders in payment of distributions declared	29,394	1,405,638	8,230	404,490
Shares redeemed	(340,397)	(15,203,330)	(891,306)	(44,247,443)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(216,727)	$(9,609,867)	(617,762)	$(30,412,858)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,679	$184,734
Shares issued to shareholders in payment of distributions declared	1,062	50,705	—	—
Shares redeemed	(26,606)	(1,196,239)	(39,292)	(1,970,906)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(25,544)	$(1,145,534)	(35,613)	$(1,786,172)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,300	$1,395,187	71,830	$3,600,178
Shares issued to shareholders in payment of distributions declared	5,833	277,194	—	—
Shares redeemed	(89,959)	(4,016,568)	(178,540)	(8,870,514)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(52,826)	$(2,344,187)	(106,710)	$(5,270,336)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5,162	$232,220	7,125	$357,742
Shares issued to shareholders in payment of distributions declared	674	31,868	—	—
Shares redeemed	(6,172)	(271,409)	(14,981)	(745,305)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(336)	$(7,321)	(7,856)	$(387,563)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	260,899	$11,886,048	297,940	$14,906,210
Shares issued to shareholders in payment of distributions declared	24,387	1,159,105	14,973	731,710
Shares redeemed	(254,409)	(11,155,012)	(1,771,159)	(90,910,633)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,877	$1,890,141	(1,458,246)	$(75,272,713)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,248	$232,267	19,499	$978,755
Shares issued to shareholders in payment of distributions declared	2,713	129,260	1,223	59,967
Shares redeemed	(5,558)	(245,352)	(29,101)	(1,468,361)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,403	$116,175	(8,379)	$(429,639)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(262,153)	$(11,100,593)	(2,234,566)	$(113,559,281)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $162,483,213. The net unrealized appreciation of investments for federal tax purposes, excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $7,101,998. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,375,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,273,685.
At November 30, 2015, the Fund had a capital loss carryforward of $258,849,125 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$7,520,530	$—	$7,520,530
2016	$845,950	NA	$ 845,950
2017	$250,482,645	NA	$ 250,482,645
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $266,286 of its fee and reimbursed $35,256 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the fee paid to FAS was 0.078% of the average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$15,022	$—
Class C Shares	88,887	—
Class R Shares	3,757	(1,879)
TOTAL	$107,666	$(1,879)
For the six months ended May 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $13,457 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $1,070 in sales charges from the sale of Class A Shares. FSC also retained $2,961 and $257 of CDSC relating to redemptions of Class B and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.45%, 0.98% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $6,415 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $4,332. Transactions with the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	1,272,586	1,678,225	2,950,811
Purchases/Additions	356,930	50,278,955	50,635,885
Sales/Reductions	(1,272,586)	(35,198,677)	(36,471,263)
Balance of Shares Held 5/31/2016	356,930	16,758,503	17,115,433
Value	$356,930	$16,758,503	$17,115,433
Dividend Income	$3,935	$13,681	$17,616
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, are as follows:
Purchases	$ 24,675,777
Sales	$ 53,889,156
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. subsequent event
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$942.40	$6.31
Class B Shares	$1,000	$938.60	$10.13
Class C Shares	$1,000	$938.50	$10.08
Class R Shares	$1,000	$941.50	$7.04
Institutional Shares	$1,000	$943.80	$4.76
Class R6 Shares	$1,000	$944.00	$4.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.56
Class B Shares	$1,000	$1,014.55	$10.53
Class C Shares	$1,000	$1,014.60	$10.48
Class R Shares	$1,000	$1,017.75	$7.31
Institutional Shares	$1,000	$1,020.10	$4.95
Class R6 Shares	$1,000	$1,020.25	$4.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class B Shares	2.09%
Class C Shares	2.08%
Class R Shares	1.45%
Institutional Shares	0.98%
Class R6 Shares	0.95%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated InterContinental Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461
CUSIP 314172164
38765 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	38.1%
Canada	18.1%
Australia	7.8%
Switzerland	7.7%
France	6.2%
United States	4.1%
Singapore	3.5%
Mexico	3.3%
Germany	2.5%
Sweden	2.3%
Luxembourg	1.7%
Brazil	1.4%
Norway	1.3%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2016, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Staples	25.8%
Telecommunication Services	21.7%
Health Care	14.6%
Utilities	14.0%
Financials	10.9%
Energy	5.9%
Consumer Discretionary	3.4%
Materials	1.7%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2016 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.0%
	Banks—8.4%
244,100	Bank of Montreal	$15,319,655
229,000	Canadian Imperial Bank of Commerce	17,768,521
454,000	National Australia Bank Ltd., Melbourne	8,872,993
820,100	Swedbank AB, Class A	18,035,969
299,000	Westpac Banking Corp. Ltd., Sydney	6,608,220
	TOTAL	66,605,358
	Consumer Staples—10.6%
534,115	British American Tobacco PLC	32,478,437
331,200	Philip Morris International, Inc.	32,682,816
7,945,000	Wal-Mart de Mexico SAB de CV	18,488,507
	TOTAL	83,649,760
	Energy—5.9%
2,604,000	BP PLC	13,449,204
439,894	Total SA	21,322,833
278,000	TransCanada Corp.	11,519,823
	TOTAL	46,291,860
	Food Beverage & Tobacco—15.2%
2,104,224	Ambev SA, ADR	11,068,218
847,000	Diageo PLC	22,948,613
513,155	Imperial Tobacco Group PLC	27,953,680
3,085,000	Kimberly-Clark de Mexico SAB de CV, ADR	7,324,404
312,927	Nestle SA	23,084,148
598,797	Unilever PLC	27,286,920
	TOTAL	119,665,983
	Health Care—3.5%
479,373	AstraZeneca PLC	27,970,181
	Insurance—2.5%
103,496	Muenchener Rueckversicherungs-Gesellschaft AG	19,430,470
	Materials—1.7%
1,140,000	Amcor Ltd.	13,402,047
	Media—3.4%
606,000	SES SA	13,556,002
678,400	Shaw Communications, Inc., Class B	12,974,623
	TOTAL	26,530,625
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals Biotechnology & Life Sciences—11.1%
1,559,643		GlaxoSmithKline PLC	$32,645,028
204,900		Novartis AG	16,243,476
40,100		Roche Holding AG	10,512,853
340,986		Sanofi	27,916,402
		TOTAL	87,317,759
		Technology Hardware Storage & Peripherals—21.7%
593,000		BCE, Inc.	27,335,836
280,500		Rogers Communications, Inc., Class B	10,695,085
9,711,385		Singapore Telecom Ltd.	27,241,783
22,420		Swisscom AG	10,671,534
639,000		Telenor ASA	10,627,285
8,078,515		Telstra Corp. Ltd.	32,599,496
527,700		TELUS Corp.	16,728,172
10,543,818		Vodafone Group PLC	35,260,130
		TOTAL	171,159,321
		Utilities—14.0%
627,000		Emera, Inc.	22,094,536
268,000		Fortis, Inc.	8,383,239
2,303,222		National Grid PLC	33,631,168
1,413,450		SSE PLC	31,366,953
1,100,836		United Utilities Group PLC	15,448,089
		TOTAL	110,923,985
		TOTAL COMMON STOCKS (IDENTIFIED COST $763,543,189)	772,947,349
		INVESTMENT COMPANY—1.0%
8,109,692	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[2] (AT NET ASSET VALUE)	8,109,692
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $771,652,881)[3]	781,057,041
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	7,743,711
		TOTAL NET ASSETS—100%	$788,800,752
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4

At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
6/1/2016	BNY Mellon	3,265,697 AUD	$2,367,728	$(7,438)
Contracts Sold:
6/2/2016	BNY Mellon	85,425 CAD	$65,095	$(48)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(7,486)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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5

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$32,682,816	$—	$—	$32,682,816
International	179,700,622	560,563,911	—	740,264,533
Investment Company	8,109,692	—	—	8,109,692
TOTAL SECURITIES	$220,493,130	$560,563,911	$—	$781,057,041
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(7,486)	—	—	(7,486)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,486)	$—	$—	$(7,486)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$3.63	$4.17	$4.21	$3.88	$3.61	$3.47
Income From Investment Operations:
Net investment income[1]	0.07	0.13	0.19	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.02	(0.52)	(0.03)	0.32	0.24	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.39)	0.16	0.47	0.40	0.29
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.20)	(0.14)	(0.13)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.07)	(0.15)	(0.20)	(0.14)	(0.13)	(0.15)
Net Asset Value, End of Period	$3.65	$3.63	$4.17	$4.21	$3.88	$3.61
Total Return[3]	2.44%	(9.67)%	3.68%	12.25%	11.37%	8.52%
Ratios to Average Net Assets:
Net expenses	1.11%[4,5]	1.10%[5]	1.11%	1.10%	1.04%	1.00%[5]
Net investment income	3.60%[4]	3.28%	4.48%	3.70%	4.34%	4.55%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.14%	0.18%	0.38%	1.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$232,620	$229,755	$311,840	$263,210	$110,082	$38,968
Portfolio turnover	19%	39%	11%	14%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.11% for the six months ended May 31, 2016 and 1.10% and 1.00% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$3.61	$4.15	$4.19	$3.86	$3.60	$3.46
Income From Investment Operations:
Net investment income[1]	0.05	0.10	0.15	0.12	0.13	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	(0.52)	(0.02)	0.32	0.23	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.42)	0.13	0.44	0.36	0.27
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.17)	(0.11)	(0.10)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.06)	(0.12)	(0.17)	(0.11)	(0.10)	(0.13)
Net Asset Value, End of Period	$3.63	$3.61	$4.15	$4.19	$3.86	$3.60
Total Return[3]	2.14%	(10.33)%	3.01%	11.57%	10.29%	7.76%
Ratios to Average Net Assets:
Net expenses	1.86%[4,5]	1.85%[5]	1.86%	1.85%	1.79%	1.75%[5]
Net investment income	2.84%[4]	2.54%	3.60%	3.00%	3.56%	3.94%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.14%	0.18%	0.37%	1.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,523	$114,801	$123,868	$77,421	$23,155	$6,130
Portfolio turnover	19%	39%	11%	14%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.86% for the six months ended May 31, 2016 and 1.85% and 1.75% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$3.63	$4.18	$4.22	$3.88	$3.61	$3.47
Income From Investment Operations:
Net investment income[1]	0.07	0.14	0.19	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	(0.53)	(0.02)	0.33	0.24	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.39)	0.17	0.49	0.41	0.30
Less Distributions:
Distributions from net investment income	(0.07)	(0.14)	(0.21)	(0.15)	(0.14)	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.07)	(0.16)	(0.21)	(0.15)	(0.14)	(0.16)
Net Asset Value, End of Period	$3.66	$3.63	$4.18	$4.22	$3.88	$3.61
Total Return[3]	2.83%	(9.67)%	3.91%	12.78%	11.66%	8.75%
Ratios to Average Net Assets:
Net expenses	0.86%[4,5]	0.85%[5]	0.86%	0.85%	0.79%	0.75%[5]
Net investment income	3.87%[4]	3.56%	4.52%	4.02%	4.55%	4.80%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.14%	0.18%	0.37%	1.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,658	$415,083	$522,221	$323,386	$134,463	$37,527
Portfolio turnover	19%	39%	11%	14%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.86% for the six months ended May 31, 2016 and 0.85% and 0.75% for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $8,109,692 of investment in an affiliated holding (Note 5) (identified cost $771,652,881)		$781,057,041
Cash denominated in foreign currencies (identified cost $1,848,299)		1,923,030
Income receivable		4,033,828
Receivable for shares sold		3,069,975
TOTAL ASSETS		790,083,874
Liabilities:
Payable for shares redeemed	$915,582
Unrealized depreciation on foreign exchange contracts	7,486
Payable for transfer agent fee	118,954
Payable for other service fees (Notes 2 and 5)	69,711
Payable for distribution services fee (Note 5)	67,728
Payable for portfolio accounting fee (Note 5)	48,739
Payable for investment adviser fee (Note 5)	13,817
Payable for administrative fee (Note 5)	1,701
Accrued expenses (Note 5)	39,404
TOTAL LIABILITIES		1,283,122
Net assets for 215,946,165 shares outstanding		$788,800,752
Net Assets Consists of:
Paid-in capital		$890,395,125
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		9,340,774
Accumulated net realized loss on investments and foreign currency transactions		(112,330,609)
Undistributed net investment income		1,395,462
TOTAL NET ASSETS		$788,800,752
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($232,619,716 ÷ 63,676,965 shares outstanding), no par value, unlimited shares authorized	$3.65
Offering price per share (100/94.50 of $3.65)	$3.86
Redemption proceeds per share	$3.65
Class C Shares:
Net asset value per share ($106,523,336 ÷ 29,361,292 shares outstanding), no par value, unlimited shares authorized	$3.63
Offering price per share	$3.63
Redemption proceeds per share (99.00/100 of $3.63)	$3.59
Institutional Shares:
Net asset value per share ($449,657,700 ÷ 122,907,908 shares outstanding), no par value, unlimited shares authorized	$3.66
Offering price per share	$3.66
Redemption proceeds per share	$3.66
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $18,915 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,448,710)			$16,476,211
Expenses:
Investment adviser fee (Note 5)		$2,621,454
Administrative fee (Note 5)		273,330
Custodian fees		49,099
Transfer agent fees		388,812
Directors'/Trustees' fees (Note 5)		3,091
Auditing fees		15,819
Legal fees		3,362
Distribution services fee (Note 5)		394,403
Other service fees (Notes 2 and 5)		397,239
Portfolio accounting fees		66,580
Share registration costs		50,767
Printing and postage		32,175
Miscellaneous (Note 5)		10,537
TOTAL EXPENSES		4,306,668
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(508,672)
Waiver of other operating expenses (Note 2)	(13,027)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(292)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(521,991)
Net expenses			3,784,677
Net investment income			12,691,534
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(31,980,377)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			35,180,263
Net realized and unrealized gain (loss) on investments and foreign currency transactions			3,199,886
Change in net assets resulting from operations			$15,891,420
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,691,534	$30,484,536
Net realized loss on investments and foreign currency transactions	(31,980,377)	(80,531,935)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	35,180,263	(47,226,183)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,891,420	(97,273,582)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,040,983)	(9,304,984)
Class C Shares	(1,653,776)	(3,338,736)
Institutional Shares	(7,679,422)	(17,831,289)
Distributions from net realized gain on investments
Class A Shares	—	(1,220,633)
Class C Shares	—	(496,600)
Institutional Shares	—	(2,038,239)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,374,181)	(34,230,481)
Share Transactions:
Proceeds from sale of shares	212,637,536	406,993,698
Net asset value of shares issued to shareholders in payment of distributions declared	11,740,238	31,030,652
Cost of shares redeemed	(197,732,957)	(504,809,771)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,644,817	(66,785,421)
Change in net assets	29,162,056	(198,289,484)
Net Assets:
Beginning of period	759,638,696	957,928,180
End of period (including undistributed net investment income of $1,395,462 and $2,078,109, respectively)	$788,800,752	$759,638,696
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level
Semi-Annual Shareholder Report
16

expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $521,991 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended May 31, 2016, an unaffiliated third-party waived $13,027 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver may be modified or terminated at any time. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$266,250
Class C Shares	130,989
TOTAL	$397,239
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country risk and currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of defaults or terminations. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,284 and $1,343 respectively. This is based on the amounts held as of each month-end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$7,486
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Exchange Contracts
Foreign exchange contracts	$171,624

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Exchange Contracts
Foreign exchange contracts	$(7,435)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,815,519	56,464,516	24,592,860	$96,326,926
Shares issued to shareholders in payment of distributions declared	1,021,013	3,645,961	2,620,518	10,130,635
Shares redeemed	(16,488,424)	(57,968,897)	(38,632,025)	(148,324,682)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	348,108	2,141,580	(11,418,647)	$(41,867,121)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Amount	Amount
Shares sold	3,185,106	11,281,922	11,499,241	$44,980,635
Shares issued to shareholders in payment of distributions declared	432,080	1,531,562	916,708	3,517,562
Shares redeemed	(6,095,818)	(21,307,020)	(10,425,916)	(39,702,267)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,478,632)	(8,493,536)	1,990,033	$8,795,930

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,404,290	$144,891,098	67,708,659	$265,686,137
Shares issued to shareholders in payment of distributions declared	1,831,029	6,562,715	4,497,899	17,382,455
Shares redeemed	(33,591,486)	(118,457,040)	(82,992,753)	(316,782,822)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,643,833	$32,996,773	(10,786,195)	$(33,714,230)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,513,309	$26,644,817	(20,214,809)	$(66,785,421)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $771,652,881. The net unrealized appreciation of investments for federal tax purposes, excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments, was $9,404,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,685,877 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,281,717.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $503,499 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$394,403
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $90,879 of fees paid by the Fund. For the six months ended May 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $21,464 in sales charges from the sale of Class A Shares. FSC also retained $1,277 and $7,966 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2016. FSSC received $2,892 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
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Transactions with Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $5,173. Transactions involving the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	7,885,673
Purchases/Additions	155,686,429
Sales/Reductions	(155,462,410)
Balance of Shares Held 5/31/2016	8,109,692
Value	$8,109,692
Dividend Income	$18,915
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2016, the Fund's expenses were reduced by $292 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$153,471,566
Sales	$129,894,384
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
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11. Subsequent event
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.40	$5.62
Class C Shares	$1,000	$1,021.40	$9.40
Institutional Shares	$1,000	$1,028.30	$4.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.45	$5.60
Class C Shares	$1,000	$1,015.70	$9.37
Institutional Shares	$1,000	$1,020.70	$4.34
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Class C Shares	1.86%
Institutional Shares	0.86%
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Evaluation and Approval of Advisory Contract–May 2016
Federated International Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
40776 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	FVOAX
C	FVOCX
Institutional	FVOIX

Federated Managed Volatility Fund
Fund Established 2014

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	34.0%
Domestic Fixed-Income Securities	23.2%
International Fixed-Income Securities	14.8%
U.S. Government Agency Mortgage-Backed Securities	7.6%
Foreign Governments/Agencies	6.6%
International Equity Securities	4.5%
Non-Agency Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.8%
U.S. Treasury	0.3%
Derivative Contracts[2,3]	0.0%
Other Security Type[4]	0.2%
Cash Equivalents[5]	7.0%
Other Assets and Liabilities—Net[2,6]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Type consists of a purchased call option.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2016, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	23.4%
Health Care	15.3%
Information Technology	12.4%
Industrials	12.2%
Energy	10.8%
Consumer Staples	7.8%
Consumer Discretionary	6.2%
Utilities	5.0%
Telecommunication Services	3.6%
Materials	3.3%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2016 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—38.5%
	Consumer Discretionary—2.4%
197	Comcast Corp., Class A	$12,470
299	Darden Restaurants, Inc.	20,281
209	Foot Locker, Inc.	11,687
957	Ford Motor Co.	12,910
204	Home Depot, Inc.	26,953
290	Lowe's Cos., Inc.	23,238
272	M.D.C. Holdings, Inc.	6,321
192	TJX Cos., Inc.	14,615
72	Target Corp.	4,952
	TOTAL	133,427
	Consumer Staples—3.0%
520	Altria Group, Inc.	33,093
91	Campbell Soup Co.	5,512
424	ConAgra Foods, Inc.	19,377
250	General Mills, Inc.	15,695
1,721	Koninklijke Ahold N.V., ADR	38,106
124	Mondelez International, Inc.	5,517
163	Philip Morris International, Inc.	16,085
208	PepsiCo, Inc.	21,043
87	Wal-Mart Stores, Inc.	6,158
69	Walgreens Boots Alliance, Inc.	5,340
	TOTAL	165,926
	Energy—4.1%
573	Apache Corp.	32,741
489	Baker Hughes, Inc.	22,680
569	Canadian Natural Resources Ltd.	16,922
246	China Petroleum & Chemical Corp., ADR	16,790
710	ENI S.p.A., ADR	21,620
62	Exxon Mobil Corp.	5,519
186	Imperial Oil Ltd.	5,927
152	Marathon Petroleum Corp.	5,294
164	National Oilwell Varco, Inc.	5,404
1,070	Noble Corp. PLC	8,924
423	Suncor Energy, Inc.	11,696
Semi-Annual Shareholder Report
3

Shares or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
2,502	Technip SA	$34,052
67	Tesoro Petroleum Corp.	5,231
677	Valero Energy Corp.	37,032
	TOTAL	229,832
	Financials—9.0%
81	Allstate Corp.	5,468
151	American Financial Group, Inc., Ohio	11,065
576	American International Group, Inc.	33,339
2,641	Bank of America Corp.	39,060
47	Blackrock, Inc.	17,101
61	CME Group, Inc.	5,971
87	Chubb Ltd.	11,015
181	Digital Realty Trust, Inc.	17,276
405	Discover Financial Services	23,008
570	General Growth Properties, Inc.	15,316
1,509	Hartford Financial Services Group, Inc.	68,162
465	Hospitality Properties Trust	11,904
811	JPMorgan Chase & Co.	52,934
108	Marsh & McLennan Cos., Inc.	7,136
683	NASDAQ, Inc.	45,085
1,542	Old Republic International Corp.	29,545
320	PNC Financial Services Group	28,717
23	Public Storage	5,835
457	STORE Capital Corp.	11,667
87	Sun Communities, Inc.	6,075
396	The Bank of New York Mellon Corp.	16,656
54	The Travelers Cos, Inc.	6,164
294	U.S. Bancorp	12,589
134	Vornado Realty Trust	12,800
116	Wells Fargo & Co.	5,883
	TOTAL	499,771
	Health Care—5.9%
252	Amgen, Inc.	39,803
144	Abbott Laboratories	5,707
404	Aetna, Inc.	45,745
212	Anthem, Inc.	28,018
141	Cardinal Health, Inc.	11,132
459	Gilead Sciences, Inc.	39,960
Semi-Annual Shareholder Report
4

Shares or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
515	GlaxoSmithKline PLC, ADR	$21,821
491	Johnson & Johnson	55,331
408	Merck & Co., Inc.	22,954
702	Pfizer, Inc.	24,359
607	Teva Pharmaceutical Industries, Ltd., ADR	31,485
	TOTAL	326,315
	Industrials—4.7%
319	Alaska Air Group, Inc.	21,182
379	Apogee Enterprises, Inc.	17,138
163	Boeing Co.	20,562
88	Deluxe Corp.	5,731
176	Eaton Corp. PLC	10,847
215	Fluor Corp.	11,348
263	General Dynamics Corp.	37,312
173	Huntington Ingalls Industries, Inc.	26,540
166	Ingersoll-Rand PLC	11,091
1,035	Masco Corp.	33,782
416	Nielsen Holdings PLC	22,210
76	Northrop Grumman Corp.	16,163
75	Stanley Black & Decker, Inc.	8,489
59	United Technologies Corp.	5,934
205	Waste Management, Inc.	12,495
	TOTAL	260,824
	Information Technology—4.8%
276	Apple, Inc.	27,561
562	Avnet, Inc.	23,059
183	CA, Inc.	5,915
402	CSRA, Inc.	9,958
1,787	Cisco Systems, Inc.	51,912
230	EMC Corp. Mass	6,429
436	Hewlett Packard Enterprise Co.	8,053
37	International Business Machines Corp.	5,688
242	Juniper Networks, Inc.	5,665
72	Lam Research Corp.	5,962
918	Maxim Integrated Products, Inc.	34,847
867	Microsoft Corp.	45,951
135	Oracle Corp.	5,427
91	TE Connectivity Ltd.	5,460
Semi-Annual Shareholder Report
5

Shares or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
224	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$5,537
274	Texas Instruments, Inc.	16,605
	TOTAL	264,029
	Materials—1.3%
296	Avery Dennison Corp.	22,017
255	Cabot Corp.	11,656
212	Dow Chemical Co.	10,888
694	Worthington Industries, Inc.	25,928
	TOTAL	70,489
	Telecommunication Services—1.4%
140	AT&T, Inc.	5,481
277	BCE, Inc.	12,753
382	CenturyLink, Inc.	10,360
964	Verizon Communications	49,067
	TOTAL	77,661
	Utilities—1.9%
225	American Electric Power Co., Inc.	14,564
124	DTE Energy Co.	11,244
152	Dominion Resources, Inc.	10,982
166	Duke Energy Corp.	12,986
200	Exelon Corp.	6,854
109	Nextera Energy, Inc.	13,093
255	PPL Corp.	9,828
176	Public Service Enterprises Group, Inc.	7,876
89	Sempra Energy	9,534
176	Southern Co.	8,702
	TOTAL	105,663
	TOTAL COMMON STOCKS (IDENTIFIED COST $2,043,397)	2,133,937
	PURCHASED CALL OPTION—0.2%
10	SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016 (IDENTIFIED COST $7,718)	10,235
	INVESTMENT COMPANIES—60.5%[1]
29,917	Emerging Markets Fixed Income Core Fund	1,074,879
261,138	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[2]	261,138
53,474	Federated Mortgage Core Portfolio	533,667
Semi-Annual Shareholder Report
6

Shares or Contracts		Value
	INVESTMENT COMPANIES—continued[1]
242,703	High Yield Bond Portfolio	$1,478,063
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,333,301)	3,347,747
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $5,384,416)[3]	5,491,919
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	43,270
	TOTAL NET ASSETS—100%	$5,535,189
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5S&P 500 E-Mini Index Long Futures	5	$523,725	June 2016	$1,834
[5]United States Treasury Notes 10-Year Short Futures	2	$259,375	September 2016	$(83)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,751
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $5,383,193.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,880,946	$—	$—	$1,880,946
International	252,991	—	—	252,991
Purchased Call Option	10,235	—	—	10,235
Investment Companies[1]	261,138	—	—	3,347,747
TOTAL SECURITIES	$2,405,310	$—	$—	$5,491,919
Other Financial Instruments[2]
Assets	$1,834	$—	$—	$1,834
Liabilities	(83)	—	—	(83)
OTHER FINANCIAL INSTRUMENTS	$1,751	$—	$—	$1,751
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $3,086,609 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SA	—Support Agreement
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.35	$10.00
Income From Investment Operations:
Net investment income	0.15[2]	0.38[2]
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.29)	(0.68)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	(0.30)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)
Net Asset Value, End of Period	$9.04	$9.35
Total Return[3]	(1.42)%	(3.15)%
Ratios to Average Net Assets:
Net expenses	1.04%[4,5]	1.04%[4,5]
Net investment income	3.31%[4]	4.12%[4]
Expense waiver/reimbursement[6]	4.61%[4]	3.68%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$54	$89
Portfolio turnover	30%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04% and 1.04%, for the six months ended May 31, 2016 and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.35	$10.00
Income From Investment Operations:
Net investment income	0.11[2]	0.30[2]
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.29)	(0.65)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	(0.35)
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)
Net Asset Value, End of Period	$9.03	$9.35
Total Return[3]	(1.88)%	(3.63)%
Ratios to Average Net Assets:
Net expenses	1.79%[4,5]	1.79%[4,5]
Net investment income	2.54%[4]	3.26%[4]
Expense waiver/reimbursement[6]	4.62%[4]	3.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$574	$581
Portfolio turnover	30%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79% and 179% for the six months ended May 31, 2016 and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.34	$10.00[1]
Income From Investment Operations:
Net investment income	0.16[2]	0.40[2]
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.28)	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	(0.30)
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)
Net Asset Value, End of Period	$9.03	$9.34
Total Return[3]	(1.39)%	(3.12)%
Ratios to Average Net Assets:
Net expenses	0.79%[4,5]	0.79%[4,5]
Net investment income	3.56%[4]	4.20%[4]
Expense waiver/reimbursement[6]	4.38%[4]	5.20%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,908	$8,499
Portfolio turnover	30%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.79% and 0.79% for the six months ended May 31, 2016 and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $3,347,747 of investment in affiliated holdings (Note 5) (identified cost $5,384,416)		$5,491,919
Cash denominated in foreign currencies (identified cost $68,143)		68,939
Restricted cash (Note 2)		23,500
Income receivable		6,282
Receivable for investments sold		40,220
Prepaid expenses		714
TOTAL ASSETS		5,631,574
Liabilities:
Payable for investments purchased	$48,774
Payable for daily variation margin on futures contracts	568
Payable to adviser (Note 5)	443
Payable for auditing fees	15,151
Payable for portfolio accounting fees	15,640
Payable for distribution services fee (Note 5)	368
Payable for other service fees (Notes 2 and 5)	121
Payable for share registration costs	15,320
TOTAL LIABILITIES		96,385
Net assets for 612,942 shares outstanding		$5,535,189
Net Assets Consist of:
Paid-in capital		$6,611,774
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		110,050
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(1,189,524)
Undistributed net investment income		2,889
TOTAL NET ASSETS		$5,535,189
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($54,012 ÷ 5,975 shares outstanding), no par value, unlimited shares authorized	$9.04
Offering price per share (100/94.50 of $9.04)	$9.57
Redemption proceeds per share	$9.04
Class C Shares:
Net asset value per share ($573,516 ÷ 63,520 shares outstanding), no par value, unlimited shares authorized	$9.03
Offering price per share	$9.03
Redemption proceeds per share (99.00/100 of $9.03)	$8.94
Institutional Shares:
Net asset value per share ($4,907,661 ÷ 543,447 shares outstanding), no par value, unlimited shares authorized	$9.03
Offering price per share	$9.03
Redemption proceeds per share	$9.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $79,134 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $422)		$117,574
Investment income allocated from affiliated partnership (Notes 2 and 5)		42,662
Interest (including income on securities loaned of $45)		708
TOTAL INCOME		160,944
Expenses:
Investment adviser fee (Note 5)	$27,770
Administrative fee (Note 5)	65,396
Custodian fees	8,594
Transfer agent fee	3,166
Directors'/Trustees' fees (Note 5)	379
Auditing fees	15,151
Legal fees	4,943
Portfolio accounting fees	32,542
Distribution services fee (Note 5)	2,101
Other service fees (Notes 2 and 5)	763
Share registration costs	22,539
Printing and postage	8,007
Miscellaneous (Note 5)	3,224
EXPENSES BEFORE ALLOCATION	194,575
Expenses allocated from affiliated partnership (Notes 2 and 5)	485
TOTAL EXPENSES	195,060
Semi-Annual Shareholder Report
14

Statement of Operations–continued
Waiver, Reimbursements and Reduction
Waiver/reimbursement of investment adviser fee (Note 5)	$(27,770)
Waivers/reimbursements of other operating expenses (Note 5)	(135,251)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(30)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(163,051)
Net expenses			$32,009
Net investment income			128,935
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(75,280) on sales of investments in affiliated companies (Note 5))			(274,745)
Net realized loss on futures contracts			(126,503)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(34,615)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			143,062
Net change in unrealized appreciation of futures contracts			(25,059)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(317,860)
Change in net assets resulting from operations			$(188,225)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$128,935	$276,205
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(435,863)	(751,513)
Net change in unrealized appreciation/depreciation of investments, future contracts and translation of asset and liabilities in foreign currency	118,003	(7,953)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(188,925)	(483,261)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(908)	(1,672)
Class C Shares	(8,887)	(8,186)
Institutional Shares	(141,703)	(243,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(151,498)	(252,901)
Share Transactions:
Proceeds from sale of shares	123,344	9,923,596
Net asset value of shares issued to shareholders in payment of distributions declared	109,412	198,183
Cost of shares redeemed	(3,526,400)	(216,361)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,293,644)	9,905,418
Change in net assets	(3,634,067)	9,169,256
Net Assets:
Beginning of period	9,169,256	—
End of period (including undistributed net investment income of $2,889 and $25,452, respectively)	$5,535,189	$9,169,256
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each are registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return while managing the Fund's annualized volatility.
The Fund commenced operations on December 15, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
17

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
18

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $163,051 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$63
Class C Shares	700
TOTAL	$763
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax year 2015 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account U.S. government securities or a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $452,086 and $727,720, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms
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of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency, market and individual security risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2016, the Fund had no outstanding written option contracts.
The average notional amount of purchased put and call options held by the Fund throughout the period was $13,862. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$83*
Equity contracts	Payable for daily variation margin on futures contracts	$(1,834)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,751)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(11,152)
Equity contracts	(115,351)
TOTAL	$(126,503)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$127
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	(25,186)
TOTAL	$(25,059)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Period Ended 11/30/2015[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,892	$34,724	9,501	$97,451
Shares issued to shareholders in payment of distributions declared	101	906	79	746
Shares redeemed	(7,584)	(68,244)	(14)	(132)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,591)	$(32,614)	9,566	$98,065

	Six Months Ended 5/31/2016		Period Ended 11/30/2015[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,217	$20,000	61,929	$632,328
Shares issued to shareholders in payment of distributions declared	981	8,769	841	8,002
Shares redeemed	(1,850)	(16,558)	(598)	(5,910)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,348	$12,211	62,172	$634,420

	Six Months Ended 5/31/2016		Period Ended 11/30/2015[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,759	$68,620	912,418	$9,193,817
Shares issued to shareholders in payment of distributions declared	11,184	99,737	19,157	189,435
Shares redeemed	(384,944)	(3,441,598)	(22,127)	(210,319)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(366,001)	$(3,273,241)	909,448	$9,172,933
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(368,244)	$(3,293,644)	981,186	$9,905,418
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1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $5,383,193. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $108,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $188,328 and net unrealized depreciation from investments for those securities having an excess of cost over value of $79,623.
At November 30, 2015, the Fund had a capital loss carryforward of $622,189 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$413,399	$208,790	$622,189
As of November 30, 2015, for federal income tax purposes, the Fund had $12,905 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2016, the Co-Advisers voluntarily waived $27,568 of their fee and voluntarily reimbursed $135,251 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 1.766% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$2,101
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. For the six months ended May 31, 2016, FSC retained $2,017 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended May 31, 2016, FSSC did not receive any of the other service fees disclosed in Note 2.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Co-Advisers reimbursed $202. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	51,228	430,947	96,147	401,290	979,612
Purchases/Additions	-	1,602,701	1,185	12,471	1,602,701
Sales/Reductions	(21,311)	(1,772,510)	(43,858)	(171,058)	(2,007,703)
Balance of Shares Held 5/31/2016	29,917	261,138	53,474	242,703	587,732
Value	$1,074,879	$261,138	$533,667	$1,478,063	$3,374,747
Dividend Income/Allocated Investment Income	$42,662	$662	$10,710	$67,762	$121,796
Allocated Net Realized Gain (Loss)	$(34,615)	$—	$—	$—	$(34,615)
Affiliated Shares of Beneficial Interest
As of May 31, 2016, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2016, the Fund's expenses were reduced by $30 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$2,053,637
Sales	$5,392,739
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$985.80	$5.16
Class C Shares	$1,000	$981.20	$8.87
Institutional Shares	$1,000	$986.10	$3.92
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.25
Class C Shares	$1,000	$1,016.05	$9.02
Institutional Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.79%
Institutional Shares	0.79%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Volatility Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the
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Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the
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mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, and in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Co-Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the
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Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirely and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
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In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Volatility Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N105
CUSIP 31421N204
CUSIP 31421N303
Q452385 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 26, 2016